ACQUISITION OF BITECH MINING (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES

The following table summarizes the Company’s fair value amounts of assets acquired and liabilities assumed recognized at the acquisition date:

Assets:
Cash	$16,218
Accounts receivable	$2,271
Total assets:	$18,489

Liabilities:
Accounts Payable	$45,370
Related Party Note Payable	$395,000
Total liabilities	440,370
Net (Liabilities) assumed	$(421,881)